Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	0.96%	1.44%	1.73%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.44%	1.73%	1.83%
Expected rates of return on plan assets	2.42%	2.40%	2.27%
Minimum
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Rates of increase in future compensation levels	2.00%	2.31%	2.33%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Rates of increase in future compensation levels	2.31%	2.33%	2.28%
Maximum
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Rates of increase in future compensation levels	4.80%	6.57%	6.46%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Rates of increase in future compensation levels	6.57%	6.46%	6.15%